Related party transactions - Summary of Amounts Due to Controlling Shareholder (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of related Party transactions due to our parent [Line Items]
Current portion of borrowings with related party	[1]	$ 0	$ 38,778
Long-term borrowings with related party	[2]	35,992	0
Accounts payable and accrued expenses	[3]	13,249	13,293
Short-term lease liability	[4]	1,362	3,157
Other current liabilities	[5]	1,474	10,645
Other non-current liabilities	[6]	3,932	1,681
Long-term lease liability	[7]	$ 5,472	4,420
4.60% Senior Notes due to related party due 2026
Schedule of related Party transactions due to our parent [Line Items]
Interest rate, percent		4.60%
Related Party
Schedule of related Party transactions due to our parent [Line Items]
Current portion of borrowings with related party		$ 0	38,778
Long-term borrowings with related party		35,992	0
Accounts payable and accrued expenses		1,353	1,618
Short-term lease liability		1,222	1,298
Other current liabilities		0	9,501
Other non-current liabilities		158	0
Long-term lease liability		$ 3,597	$ 4,414
Related Party | 4.60% Senior Notes due to related party due 2026
Schedule of related Party transactions due to our parent [Line Items]
Interest rate, percent		4.60%

[1]	Includes related party notes payable of $0 and $38,778 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party notes payable of $37,125 and $0 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[3]	Includes related party royalty and other payables of $1,353 and $1,618 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[4]	Includes related party operating lease liability of $1,222 and $1,298 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[5]	Includes related party interest payable of $0 and $9,501 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[6]	Includes related party interest payable of $158 and $0 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[7]	Includes related party operating lease liability of $3,597 and $4,414 at June 30, 2024 and December 31, 2023, respectively (see Note 12).